LEASE LIABILITY (Narrative) (Details) - CAD ($)	Aug. 15, 2022	Oct. 15, 2020
Lease Liabilities [Line Items]
Lease liabilities term	5 years
Monthly lease payment	$ 815
Initial lease payment	$ 6,477
Incremental borrowing rate	10.00%
Phyto BrandCo [Member]
Lease Liabilities [Line Items]
Lease liabilities term		4 years
Monthly lease payment		$ 1,119
Initial lease payment		$ 9,732
Incremental borrowing rate		10.00%